OXLC

Oxford Lane Capital Corp.
Investor Presentation
Quarter Ended December 31, 2019

Disclaimer

This presentation is neither an offer to sell, nor a solicitation of an offer to purchase, an interest in Oxford Lane Capital Corp. (“Oxford Lane”, “OXLC” or the “Fund”).

This presentation and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Fund. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Fund’s public filings with the Securities and Exchange Commission.

There is no guarantee that any of the estimates, targets or projections illustrated in this will be achieved. Any references herein to any of the Fund’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Fund will be profitable or will equal the performance of these investments.

The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Certain information discussed in this presentation (including information relating to portfolio companies) was derived from third party sources and has not been independently verified and accordingly, OXLC makes no representation or warranty with respect to this information.

Past performance is not indicative of future results. In addition, there can be no assurance that unrealized gains/losses will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Fund’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of any realization events, all of which may differ from the assumptions on which the Fund’s expected returns are based. In many instances, the Fund will not determine the timing or manner of any realization events with respect to its investments.

This presentation contains non-GAAP financial information. OXLC’s management uses this information in its internal analysis of results and believes that this information may be informative to investors in gauging the quality of OXLC’s financial performance, identifying trends in its results and providing meaningful period-to-period comparisons. See “Appendix – Reconciliation of Core Net Investment Income” in this presentation for more information.

Statements included herein may constitute “forward-looking statements,” which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. Oxford Lane undertakes no duty to update any forward-looking statements made herein, except as may be required by law.

Financial Highlights

(FYE March 31, $ per share)[1]	Q3-20	Q2-20	Q1-20	Q4-19	Q3-19
GAAP net investment income	$ 0.32	$ 0.31	$ 0.35	$ 0.34	$ 0.33
GAAP realized (losses) gains	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.13)	$ 0.01
GAAP unrealized appreciation (depreciation)	$ 0.01	$ (1.70)	$ (0.56)	$ 0.75	$ (2.37)
Core net investment income[2]	$ 0.62	$ 0.45	$ 0.43	$ 0.53	$ 0.47
Distributions paid[3]	$ 0.405	$ 0.405	$ 0.405	$ 0.405	$ 0.405
Net asset value	$ 6.81	$ 6.63	$ 8.01	$ 8.32	$ 7.56

(FYE March 31, $ in millions)	Q3-20	Q2-20	Q1-20	Q4-19	Q3-19
Total fair value of investments	$ 660.6	$ 590.6	$ 592.7	$ 537.4	$ 467.2
Number of portfolio investments[4]	130	119	115	108	95

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.
2. Refer to Appendix for reconciliation of GAAP net investment income to core net investment income.
3. The Fund may also choose to distribute, annually, net realized capital gains that are generated on a tax basis.
4. Includes CLO debt, CLO equity, subordinated fee notes and other CLO equity related investments.

OXLC

Summary Portfolio Highlights

Portfolio Activity

(FYE March 31, $ in millions)	Q3-20	Q2-20	Q1-20	Q4-19	Q3-19
New investments	$ 106.4	$ 108.1	$ 138.5	$ 145.4	$ 74.1
Sales / Repayments[1]	16.2	8.6	51.1	89.3	72.0
Net investment activity	$ 90.2	$ 99.5	$ 87.4	$ 56.1	$ 2.1

Investment Portfolio by Asset Type[2]

	Q3-20	Q2-20	Q1-20	Q4-19	Q3-19
CLO equity[3]	93%	96%	96%	98%	98%
CLO debt	7%	4%	4%	2%	2%

Note: Certain figures may not tie out to financial statements due to rounding.

1. Includes warehouse equity repayments.
2. At fair value as of quarter end.
3. Includes warehouse equity, subordinated fee notes and other CLO equity related investments.

CLO Equity & Warehouse Investment Highlights

(FYE March 31, $ in millions)	Q3-20	Q2-20	Q1-20	Q4-19	Q3-19
CLO Equity					
Cash income producing CLO equity at original cost[1]	$ 851.1	$ 685.3	$ 620.2	$ 549.5	$ 500.5
Non-cash income producing CLO equity at original cost[1,2,3]	36.3	123.7	102.3	104.5	74.9
Total CLO Equity[1]	$ 887.4	$ 809.0	$ 722.5	$ 653.9	$ 575.4
Warehouse					
Non-cash income producing warehouse investments at original cost[1,2]	$ -	$ -	$ -	$ -	$ 21.9
Total warehouse investments[1]	$ -	$ -	$ -	$ -	$ 21.9

($ in millions)

CLO Equity

Breakdown of Non-cash Income Producing CLO Equity as of December 31, 2019[1,2]

CLO Equity expected to make initial distribution by 3-31-20 at original cost	$ 24.4
CLO Equity expected to make initial distribution by 6-30-20 at original cost	-
CLO Equity expected to make initial distribution by 9-30-20 at original cost	11.9
Total non-cash income producing CLO equity at original cost	$ 36.3

Note: Certain figures may not tie out to financial statements due to rounding.

1. This number represents total dollar value (at original cost) of those assets held at prior quarter end plus new investments purchased during the current period. Excludes called deals.
2. Represents the amount of CLO equity investments (purchased in either the primary or secondary market) and warehouse financing which were not scheduled to make a distribution to OXLC during the quarter. For newly issued CLOs, it can generally take up to three quarters from initial issuance to receive the inaugural distribution payment from a CLO equity investment.
3. Does not include CLO positions which had either partial or full interest diversion. For the quarter ending December 31, 2019, OXLC's CLO portfolio had interest diversion of approximately $296,997.

CLO Portfolio Summary

As of December 31, 2019

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #1	2013	CLO Equity	Callable	July-17	NA	-1.03%	NR	3.68%	3343	32	3.25
CLO Equity Position #2	2014	CLO Equity	Callable	April-18	0.73%	2.14%	1.14%	3.56%	3024	44	2.77
CLO Equity Position #3	2014	CLO Equity	Callable	July-18	0.69%	1.00%	NR	3.33%	3153	52	3.59
CLO Equity Position #4	2014	CLO Equity	Callable	July-18	1.12%	2.58%	NR	3.31%	3218	55	3.33
CLO Equity Position #5	2014	CLO Equity	Callable	July-18	0.92%	7.56%	6.56%	3.70%	3538	35	3.36
CLO Equity Position #6	2014	CLO Equity	Callable	October-18	0.80%	0.07%	-1.13%	3.00%	2774	52	3.38
CLO Equity Position #7	2014	CLO Equity	Callable	October-18	1.22%	-0.54%	NR	3.29%	3111	50	3.23
CLO Equity Position #8	2014	CLO Equity	Callable	October-18	0.90%	4.61%	2.03%	3.69%	3203	48	3.28
CLO Equity Position #9	2014	CLO Equity	Callable	October-18	1.16%	2.84%	NR	3.39%	3296	58	3.52
CLO Equity Position #10	2014	CLO Equity	Callable	January-19	1.27%	-0.62%	-1.62%	4.17%	3191	52	3.91
CLO Equity Position #11	2014	CLO Equity	Callable	January-19	1.19%	4.63%	3.63%	3.51%	3045	61	3.92
CLO Equity Position #12	2015	CLO Equity	Callable	April-19	0.82%	2.23%	1.23%	3.78%	2894	107	4.38
CLO Equity Position #13	2015	CLO Equity	Callable	April-19	0.99%	6.25%	NR	3.46%	2792	65	3.74
CLO Equity Position #14	2015	CLO Equity	Callable	April-19	0.92%	0.17%	NA	3.53%	3091	63	3.73
CLO Equity Position #15	2013	CLO Equity	Callable	June-19	0.85%	1.55%	0.55%	3.39%	3106	68	4.18
CLO Equity Position #16	2015	CLO Equity	Callable	July-19	0.88%	1.50%	0.49%	3.75%	2811	110	4.41
CLO Equity Position #17	2013	CLO Equity	Callable	July-19	1.30%	-0.84%	-1.34%	3.98%	3101	51	4.13
CLO Equity Position #18	2015	CLO Equity	Callable	July-19	0.83%	2.03%	1.46%	3.20%	2891	73	4.03
CLO Equity Position #19	2015	CLO Equity	Callable	October-19	0.91%	1.26%	NA	3.93%	3075	86	4.54
CLO Equity Position #20	2015	CLO Equity	Callable	January-20	0.83%	4.28%	3.79%	3.47%	2835	78	4.70
CLO Equity Position #21	2014	CLO Equity	Callable	April-20	0.88%	2.81%	1.82%	3.75%	2813	113	4.67
CLO Equity Position #22	2016	CLO Equity	Callable	July-20	0.94%	4.20%	3.66%	3.55%	2982	59	4.54
CLO Equity Position #23	2016	CLO Equity	January-20	July-20	1.15%	4.69%	3.69%	3.59%	2931	78	4.45
CLO Equity Position #24	2014	CLO Equity	Callable	July-20	1.04%	5.72%	4.71%	3.72%	2870	62	4.44
CLO Equity Position #25	2016	CLO Equity	Callable	July-20	1.00%	4.32%	3.32%	3.91%	3320	65	5.02
CLO Equity Position #26	2016	CLO Equity	Callable	July-20	1.14%	3.81%	3.31%	3.87%	2880	74	4.98
CLO Equity Position #27	2015	CLO Equity	Callable	July-20	1.08%	3.34%	1.43%	3.47%	2843	78	4.56
CLO Equity Position #28	2016	CLO Equity	Callable	October-20	1.17%	3.09%	2.09%	4.04%	3139	75	4.56
CLO Equity Position #29	2016	CLO Equity	Callable	October-20	1.14%	3.33%	2.83%	3.73%	2962	82	4.66
CLO Equity Position #30	2018	CLO Equity	Callable	January-21	0.99%	4.18%	3.18%	3.95%	NA	NA	4.94
CLO Equity Position #31	2015	CLO Equity	Callable	January-21	1.16%	3.74%	2.24%	3.45%	2702	81	4.85
CLO Equity Position #32	2013	CLO Equity	Callable	January-21	0.89%	3.57%	3.07%	3.54%	2947	85	4.83
CLO Equity Position #33	2013	CLO Equity	Callable	January-21	1.18%	3.56%	2.56%	3.45%	2810	82	4.86
CLO Equity Position #34	2018	CLO Equity	February-20	February-21	1.70%	2.47%	1.10%	5.52%	4445	52	3.81
CLO Equity Position #35	2015	CLO Equity	Callable	April-21	1.25%	3.98%	2.48%	3.52%	2861	74	4.90
CLO Equity Position #36	2013	CLO Equity	Callable	April-21	1.34%	2.47%	1.97%	3.47%	2911	72	4.66
CLO Equity Position #37	2018	CLO Equity	Callable	April-21	0.75%	5.01%	4.00%	3.52%	2967	78	4.82
CLO Equity Position #38	2018	CLO Equity	Callable	April-21	0.95%	2.46%	1.46%	4.20%	2905	88	4.78
CLO Equity Position #39	2017	CLO Equity	Callable	April-21	1.14%	4.27%	3.27%	3.49%	2877	79	4.76
CLO Equity Position #40	2014	CLO Equity	Callable	April-21	0.95%	4.19%	3.20%	3.62%	2945	78	4.57
CLO Equity Position #41	2016	CLO Equity	April-20	April-21	1.25%	2.86%	1.86%	3.54%	2915	73	4.83
CLO Equity Position #42	2015	CLO Equity	Callable	July-21	1.31%	3.63%	2.63%	3.37%	NA	NA	4.63
CLO Equity Position #43	2013	CLO Equity	Callable	July-21	1.25%	2.42%	1.92%	3.43%	2863	90	4.66
CLO Equity Position #44	2013	CLO Equity	Callable	July-21	1.32%	1.42%	0.76%	3.74%	2902	83	4.71
CLO Equity Position #45	2017	CLO Equity	Callable	August-21	1.32%	3.89%	2.89%	3.88%	2981	74	4.72
CLO Equity Position #46	2013	CLO Equity	Callable	August-21	1.25%	1.54%	0.54%	3.76%	2781	108	4.71
CLO Equity Position #47	2016	CLO Equity	April-20	October-21	1.11%	3.81%	2.83%	3.45%	2996	84	4.78
CLO Equity Position #48	2014	CLO Equity	October-20	October-21	1.17%	2.58%	1.61%	3.48%	2793	80	4.81
CLO Equity Position #49	2016	CLO Equity	Callable	October-21	1.14%	1.44%	0.94%	3.58%	2754	62	4.71
CLO Equity Position #50	2013	CLO Equity	Callable	October-21	1.53%	3.28%	1.78%	4.69%	3814	59	4.12
CLO Equity Position #51	2016	CLO Equity	July-20	October-21	1.16%	4.06%	3.16%	3.54%	3004	77	4.70
CLO Equity Position #52	2017	CLO Equity	Callable	October-21	1.33%	3.15%	2.15%	3.42%	2913	79	4.79
CLO Equity Position #53	2016	CLO Equity	Callable	October-21	1.48%	4.18%	3.18%	3.48%	2835	74	4.69
CLO Equity Position #54	2016	CLO Equity	Callable	January-22	1.42%	4.70%	3.70%	3.45%	2872	81	4.63
CLO Equity Position #55	2017	CLO Equity	January-20	January-22	1.25%	5.36%	4.36%	4.04%	2980	87	4.80
CLO Equity Position #56	2013	CLO Equity	January-20	January-22	1.24%	1.35%	0.25%	4.09%	2948	61	4.21
CLO Equity Position #57	2018	CLO Equity	January-20	January-22	1.19%	3.22%	2.24%	3.74%	2882	85	4.85
CLO Equity Position #58	2018	CLO Equity	Callable	January-22	1.05%	4.13%	3.13%	3.90%	3180	65	5.03
CLO Equity Position #59	2017	CLO Equity	Callable	April-22	1.18%	4.27%	3.82%	3.60%	2935	75	4.82
CLO Equity Position #60	2017	CLO Equity	Callable	May-22	1.25%	4.11%	3.31%	3.34%	2899	77	4.60
CLO Equity Position #61	2017	CLO Equity	Callable	July-22	1.21%	4.83%	3.83%	3.32%	2847	99	4.87
CLO Equity Position #62	2017	CLO Equity	January-20	July-22	1.21%	3.31%	2.41%	3.65%	2949	81	5.70
CLO Equity Position #63	2013	CLO Equity	Callable	July-22	1.21%	2.86%	1.86%	3.44%	3001	85	4.84
CLO Equity Position #64	2015	CLO Equity	Callable	October-22	1.17%	3.63%	3.03%	3.44%	3003	84	4.78
CLO Equity Position #65	2014	CLO Equity	Callable	October-22	1.20%	3.47%	2.47%	3.35%	2975	67	4.65

1. Year in which the deal was issued.
*Source: As reported by Intex.

CLO Portfolio Summary (Continued)

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #66	2013	CLO Equity	Callable	November-22	1.19%	3.34%	2.28%	3.37%	2862	92	4.47
CLO Equity Position #67	2017	CLO Equity	Callable	November-22	1.15%	5.27%	4.27%	3.48%	2853	80	4.90
CLO Equity Position #68	2018	CLO Equity	January-20	January-23	1.21%	4.15%	3.67%	3.58%	2659	79	4.96
CLO Equity Position #69	2014	CLO Equity	January-20	January-23	1.11%	4.40%	3.90%	3.46%	2903	88	4.71
CLO Equity Position #70	2017	CLO Equity	January-20	January-23	1.18%	3.61%	2.61%	3.59%	2970	71	4.66
CLO Equity Position #71	2015	CLO Equity	Callable	January-23	1.08%	3.47%	NR	3.34%	2941	78	4.63
CLO Equity Position #72	2017	CLO Equity	January-20	January-23	1.19%	3.50%	3.00%	3.78%	2735	76	5.33
CLO Equity Position #73	2014	CLO Equity	January-20	January-23	1.06%	2.59%	1.61%	3.65%	2787	82	5.10
CLO Equity Position #74	2018	CLO Equity	April-20	April-23	1.00%	1.89%	1.39%	3.43%	2914	77	4.73
CLO Equity Position #75	2018	CLO Equity	July-20	April-23	1.03%	4.73%	3.71%	3.77%	2897	84	4.87
CLO Equity Position #76	2014	CLO Equity	April-20	April-23	1.10%	1.51%	0.51%	3.48%	2871	75	4.91
CLO Equity Position #77	2018	CLO Equity	April-20	April-23	0.98%	4.05%	3.56%	3.48%	2957	87	4.73
CLO Equity Position #78	2018	CLO Equity	April-20	April-23	1.15%	4.67%	3.67%	4.05%	2835	72	5.21
CLO Equity Position #79	2012	CLO Equity	April-20	April-23	1.01%	3.74%	2.67%	3.34%	2708	95	4.35
CLO Equity Position #80	2018	CLO Equity	May-20	May-23	1.10%	3.72%	2.68%	3.39%	2906	81	4.76
CLO Equity Position #81	2014	CLO Equity	July-20	July-23	1.15%	3.17%	2.19%	3.53%	2998	NA	4.65
CLO Equity Position #82	2018	CLO Equity	July-20	July-23	1.15%	4.55%	3.55%	3.82%	2861	73	4.93
CLO Equity Position #83	2018	CLO Equity	July-20	July-23	1.17%	2.76%	1.79%	3.43%	2911	81	4.77
CLO Equity Position #84	2018	CLO Equity	July-20	July-23	1.09%	4.14%	3.15%	3.72%	2772	104	4.93
CLO Equity Position #85	2018	CLO Equity	July-20	July-23	1.07%	3.32%	2.82%	3.73%	2757	82	5.02
CLO Equity Position #86	2018	CLO Equity	July-20	July-23	1.12%	2.72%	2.22%	3.66%	2794	80	5.29
CLO Equity Position #87	2018	CLO Equity	July-20	July-23	1.10%	4.58%	3.58%	3.68%	2955	77	5.08
CLO Equity Position #88	2018	CLO Equity	July-20	July-23	1.20%	2.39%	1.89%	4.10%	2886	93	5.08
CLO Equity Position #89	2018	CLO Equity	October-20	October-23	1.17%	4.32%	4.10%	3.58%	2937	79	4.90
CLO Equity Position #90	2014	CLO Equity	October-20	October-23	1.21%	4.75%	2.82%	3.48%	2902	88	4.58
CLO Equity Position #91	2018	CLO Equity	October-20	October-23	1.16%	4.33%	3.92%	3.56%	2686	83	5.10
CLO Equity Position #92	2018	CLO Equity	April-21	October-23	1.29%	4.13%	NR	3.54%	2875	59	4.96
CLO Equity Position #93	2018	CLO Equity	October-20	October-23	1.25%	1.51%	0.51%	3.72%	2640	81	4.93
CLO Equity Position #94	2015	CLO Equity	October-20	October-23	1.25%	2.79%	1.79%	3.67%	2894	75	4.73
CLO Equity Position #95	2015	CLO Equity	October-20	October-23	1.18%	3.39%	2.67%	3.43%	2948	81	4.55
CLO Equity Position #96	2018	CLO Equity	November-20	November-23	1.30%	3.50%	NR	3.92%	2757	68	4.60
CLO Equity Position #97	2014	CLO Equity	November-20	November-23	1.18%	3.28%	2.68%	3.64%	2785	83	4.98
CLO Equity Position #98	2019	CLO Equity	January-21	January-24	1.37%	3.90%	2.90%	3.67%	2614	77	5.36
CLO Equity Position #99	2019	CLO Equity	January-21	January-24	1.20%	4.50%	NR	3.56%	2937	76	4.80
CLO Equity Position #100	2018	CLO Equity	December-20	January-24	1.17%	5.13%	4.88%	3.48%	2892	80	4.74
CLO Equity Position #101	2019	CLO Equity	April-21	April-24	NA	4.62%	3.62%	3.81%	2722	73	5.05
CLO Equity Position #102	2019	CLO Equity	April-21	April-24	1.35%	4.58%	3.58%	3.77%	2763	73	5.39
CLO Equity Position #103	2013	CLO Equity	July-21	July-24	1.37%	3.43%	2.43%	3.82%	2817	109	4.69
CLO Equity Position #104	2019	CLO Equity	July-21	July-24	1.41%	4.40%	3.40%	4.05%	2783	93	5.17
CLO Equity Position #105	2016	CLO Equity	August-21	August-24	1.30%	5.10%	NR	3.51%	2832	79	4.92
CLO Equity Position #106	2019	CLO Equity	January-22	January-25	1.00%	4.50%	NR	3.63%	NA	NA	NA
Subtotal (Fair Value)	*$611,067,553[4]*			*April-22[2]*	*1.14%[2]*	*3.97%[2]*	*2.98%[2]*	*3.64%[2]*	*2901[2,3]*	*78[2]*	*4.77[2]*

CLO Debt Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Reinvestment Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Debt Position #1	2013	CLO Debt	Callable	July-17	NA	-1.03%	NR	3.68%	3343	32	3.25
CLO Debt Position #2	2015	CLO Debt	Callable	July-20	1.08%	3.34%	1.43%	3.47%	2843	78	4.56
CLO Debt Position #3	2015	CLO Debt	Callable	July-20	1.08%	3.34%	1.43%	3.47%	2843	78	4.56
CLO Debt Position #4	2013	CLO Debt	Callable	April-21	1.34%	2.47%	1.97%	3.47%	2911	72	4.66
CLO Debt Position #5	2015	CLO Debt	Callable	July-21	1.31%	3.63%	2.63%	3.37%	NA	NA	4.63
CLO Debt Position #6	2017	CLO Debt	Callable	October-21	1.33%	3.15%	2.15%	3.42%	2913	79	4.79
CLO Debt Position #7	2017	CLO Debt	Callable	July-22	1.21%	4.83%	3.83%	3.32%	2847	99	4.87
CLO Debt Position #8	2018	CLO Debt	January-20	January-23	1.07%	3.16%	2.70%	3.48%	2785	78	4.86
CLO Debt Position #9	2014	CLO Debt	January-20	January-23	1.11%	4.40%	3.90%	3.46%	2903	88	4.71
CLO Debt Position #10	2018	CLO Debt	July-20	July-23	1.11%	2.05%	NR	3.66%	2861	78	4.91
CLO Debt Position #11	2018	CLO Debt	October-20	October-23	1.17%	3.88%	NR	3.46%	2935	68	4.60
CLO Debt Position #12	2013	CLO Debt	July-21	July-24	1.37%	3.43%	2.43%	3.82%	2817	109	4.69
CLO Debt Position #13	2019	CLO Debt	January-22	January-25	1.00%	4.50%	NR	3.63%	NA	NA	NA
Subtotal (Fair Value)	*$46,424,084*			*August-21[2]*	*1.18%[2]*	*3.28%[2]*	*2.34%[2]*	*3.52%[2]*	*2942[2,3]*	*74[2]*	*4.50[2]*
Total (Fair Value)	**$657,491,637[4]**			**March-22[2]**							

1. Year in which the deal was issued.
2. Shown on a weighted average basis (based on Fair Value).
3. Weighted Average Rating Factor of 2901 and 2942 for OXLC's CLO equity and debt tranche positions, respectively, is equivalent to a Moody's corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490).
4. Excludes called deals, subordinated fee notes and other CLO equity related investments.

*Source: As reported by Intex.

CLO Collateral Characteristics*

	12/31/2019	9/30/2019
Number of Collateral Obligations[1]	2,043	2,054
Number of Obligors[2]	1,599	1,615
Top 10 Collateral Obligation Positions as % of Total Collateral[3]	3.84%	3.95%
Collateral Weighted Average Price[3]	96.62%	94.99%
Largest Individual Obligor Exposure[3]	0.84%	0.93%
Average Individual Obligor Exposure[3]	0.06%	0.06%

Note: Excludes subordinated fee notes and other CLO equity related investments.

1. Represents the total number of collateral loan investments among all of OXLC's CLO investments.
2. Represents the total number of unique Obligors among all of OXLC's CLO investments.
3. These figures are calculated based on OXLC's percentage interest in each CLO vehicle on a weighted average par basis.

* Source: As reported by Intex.

CLO Portfolio Metrics

	12/31/2019	9/30/2019
Weighted average yield of CLO debt investments at current cost[1]	12.4%	10.4%
Weighted average effective yield of CLO equity investments at current cost	16.4%	16.4%
Weighted average effective yield of total investments at current cost	**16.1%**	**16.2%**
Weighted average cash distribution yield of CLO debt at current cost[2]	10.2%	8.7%
Weighted average cash distribution yield of CLO equity at current cost[2]	25.2%	22.1%
Weighted average cash distribution yield of total cash income producing investments at current cost[2]	**24.2%**	**21.5%**

1. Includes non-cash amortization of OID.
2. Cash income producing investments represent those CLO debt and equity investments (excluding warehouses) which made a distribution payment to OXLC for the quarters ending 12/31/19 and 9/30/19, respectively. At current cost, OXLC had ~43.6 million and ~$126.5 million of CLO equity investments which were non-cash income producing for the quarters ending 12/31/19 and 9/30/19, respectively, but are all projected to be cash income producing and make their inaugural distribution payment no later than the quarter ending 9/30/20. The yield is calculated by taking the quarterly distributions received, annualizing such amount and dividing by the current cost basis of the cash income producing investments for the quarters ending 12/31/19 and 9/30/19, respectively.

OXLC

Investment Portfolio Composition*

- Top 30 aggregate industry exposures of the CLO vehicles represent ~99.7%[1] of combined investments

Top 30 Moody's Industry Exposure[1]	
1. Healthcare & Pharmaceuticals	10.4%
2. High Tech	9.2%
3. Banking, Finance, Insurance & Real Estate	8.1%
4. Services: Business	7.8%
5. Hotels, Gaming & Leisure	5.7%
6. Telecommunications	5.1%
7. Media: Broadcasting & Subscription	4.9%
8. Chemicals, Plastics & Rubber	4.3%
9. Beverage, Food & Tobacco	3.6%
10. Retail	3.5%
11. Construction & Building	3.3%
12. Services: Consumer	3.0%
13. Energy: Oil & Gas	3.0%
14. Automotive	3.0%
15. Capital Equipment	2.7%

Top 30 Moody's Industry Exposure[1]	
16. Containers, Packaging & Glass	2.4%
17. Aerospace & Defense	2.4%
18. Utilities: Electric	2.4%
19. Consumer Goods: Non Durable	1.9%
20. Media: Advertising, Printing & Publishing	1.8%
21. Transportation: Consumer	1.8%
22. Consumer Goods: Durable	1.7%
23. Transportation: Cargo	1.5%
24. Metals & Mining	1.4%
25. Media: Diversified & Production	1.3%
26. Not Reported	0.8%
27. Environmental Industries	0.8%
28. Energy: Electricity	0.6%
29. Utilities: Oil & Gas	0.6%
30. Wholesale	0.4%
Total	**99.7%**

1. Exposures are determined by calculating the aggregate principal balance of the underlying corporate debt collateral held by OXLC's CLO investments within the Moody's industries indicated and dividing by the aggregate principal balance of all of the CLO vehicles' underlying corporate debt collateral (excluding cash) on a weighted average basis for OXLC's investments in each of those CLO vehicles. Weighted average exposures are as of December 31, 2019 and exclude recent CLO investments with missing or incomplete industry data, subordinated fee notes and other CLO equity related investments. All figures subject to rounding.

* Source: As reported by Intex.

Capital Structure Overview

($ in thousands)	Principal Amount[1]	Carrying Value[1]	Cost of Debt	Call Date	Maturity
Series 2023 Term Preferred Stock (OXLCO)	$ 90,400	$ 87,142	7.50%	Callable	Jun-23
Series 2024 Term Preferred Stock (OXLCM)	$ 68,235	$ 66,734	6.75%	6/30/2020	Jun-24
Master Repurchase Agreement	$ 50,000	$ 50,000	L + 2.90%[2]	Callable	Oct-20
Total Preferred Stock and Debt	**$ 208,635**	**$ 203,875**			
Total Equity		**$ 467,508**			
Preferred Stock and Debt-to-Equity		**0.44x**			

Note: Certain figures may not tie out to financial statements due to rounding.

1. As of 12/31/2019.
2. Based on 3-month USD LIBOR.

APPENDIX

Investment Portfolio Composition – CLO Debt

Company	Investment	Manager	Fair Value	% of Total[1,2]
BlueMountain CLO 2018-1 Ltd.	Class F	BlueMountain Capital Management	$ 4,627,800	0.7%
Cathedral Lake II, Ltd.	Class E1R	Carlson Capital	$ 4,346,100	0.7%
CIFC Funding 2014, Ltd.	Class FR2	CIFC Asset Management	$ 3,242,000	0.5%
Dryden 49 Senior Loan Fund	Class F	Prudential	$ 2,245,000	0.3%
East West Investment Management CLO 2019-1, Ltd.	Class E	East West Investment Management	$ 2,340,000	0.4%
Longfellow Place CLO, Ltd.	Class FRR	NewStar Financial	$ 511,888	0.1%
Mountain Hawk II CLO, Ltd.	Class E	Western Asset Management	$ 6,232,500	0.9%
OZLM XIII, Ltd.	Class D	Och-Ziff Loan Management	$ 8,577,550	1.3%
OZLM XIII, Ltd.	Class E	Och-Ziff Loan Management	$ 1,481,800	0.2%
OZLM XXII, Ltd.	Class E	Och-Ziff Loan Management	$ 2,032,671	0.3%
Shackleton 2017-X CLO, Ltd.	Class E	Alcentra	$ 6,518,400	1.0%
Venture XV, Ltd.	Class ER2	MJX Asset Management	$ 1,963,125	0.3%
THL Credit WR 2014-3K CLO Ltd.	Class E	THL Credit Advisors	$ 2,305,250	0.3%
Total Collateralized Loan Obligation - Debt Investments			**$ 46,424,084**	**7.0%**

1. Based on percentage of total fair value of investments as of 12/31/19.
2. Certain percentages may not tie out to financial statements due to rounding.

Investment Portfolio Composition – CLO Equity[1]

Company	Manager	Fair Value	% of Total[2,3]
ALM XVII, Ltd.	Apollo Capital Management	$ 3,105,414	0.5%
AMMC CLO XI, Ltd.	American Money Management	$ 966,000	0.1%
AMMC CLO XII, Ltd.	American Money Management	$ 3,885,714	0.6%
Anchorage Capital CLO 4-R, Ltd.	Anchorage Capital Group	$ 4,620,000	0.7%
Anchorage Capital CLO 5-R, Ltd.	Anchorage Capital Group	$ 14,842,597	2.2%
Anchorage Capital CLO 8, Ltd.	Anchorage Capital Group	$ 4,500,000	0.7%
Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)	Jefferies Finance	$ 2,167,854	0.3%
Apex Credit CLO 2018 Ltd.	Jefferies Finance	$ 5,744,911	0.9%
Apex Credit CLO 2019 Ltd.	Jefferies Finance	$ 10,786,441	1.6%
Arch Street CLO, Ltd.	NewStar Financial	$ 1,230,000	0.2%
Ares XL CLO Ltd.	Ares Management	$ 14,491,190	2.2%
Ares XXVII CLO, Ltd.	Ares Management	$ 7,319,760	1.1%
Ares XXXVII CLO Ltd.	Ares Management	$ 17,403,813	2.6%
Atrium XV	Credit Suisse First Boston	$ 15,980,000	2.4%
B&M CLO 2014-1 LTD	Bradford & Marzec	$ 1,320,000	0.2%
Battalion CLO VI Ltd.	Brigade Capital Management	$ 90,000	0.0%
Battalion CLO VII Ltd.	Brigade Capital Management	$ 10,760,000	1.6%
Benefit Street Partners CLO III Ltd.	Benefit Street Partners	$ 1,700,000	0.3%
Benefit Street Partners CLO V Ltd.	Benefit Street Partners	$ 529,000	0.1%
BlueMountain CLO 2016-2 Ltd.	BlueMountain Capital Management	$ 17,380,953	2.6%
Bristol Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 4,700,000	0.7%
Canyon Capital CLO 2015-1, Ltd.	Canyon Capital Advisors	$ 4,800,000	0.7%
Carlyle Global Market Strategies CLO 2013-2, Ltd.	Carlyle Group	$ 7,861,426	1.2%
Carlyle Global Market Strategies CLO 2014-5, Ltd.	Carlyle Group	$ 1,560,000	0.2%
Cathedral Lake CLO 2013, Ltd.	Carlson Capital	$ 1,968,500	0.3%
Cathedral Lake II, Ltd.	Carlson Capital	$ 7,059,545	1.1%
CIFC Funding 2013-III-R, Ltd.	CIFC Asset Management	$ 2,009,000	0.3%
CIFC Funding 2014, Ltd.	CIFC Asset Management	$ 2,640,000	0.4%
CIFC Funding 2014-III, Ltd.	CIFC Asset Management	$ 8,019,000	1.2%
Dryden 49 Senior Loan Fund	Prudential Financial (Pramerica)	$ 7,067,500	1.1%
East West Investment Management CLO 2019-1, Ltd.	East West Investment Management	$ 11,930,380	1.8%
Eaton Vance CLO 2015-1, Ltd.	Eaton Vance Management	$ 1,450,000	0.2%
Elevation CLO 2015-4, Ltd.	ArrowMark Colorado Holdings	$ 6,772,500	1.0%
Ellington CLO II, Ltd.	Ellington Management Group	$ 2,160,000	0.3%
Figueroa CLO 2013-2, Ltd.	TCW Asset Management	$ 3,315,000	0.5%
Flatiron CLO 17 Ltd.	New York Life Investment Management	$ 1,379,125	0.2%
Halcyon Loan Advisors Funding 2015-1 Ltd.	Halcyon Asset Management	$ 560,000	0.1%
Halcyon Loan Advisors Funding 2018-1 Ltd.	Halcyon Asset Management	$ 7,425,000	1.1%
Hayfin Kingsland IX, Ltd.	Hayfin Capital Management	$ 13,726,245	2.1%
HPS Loan Management 10-2016, Ltd.	HPS Investment Partners	$ 4,500,000	0.7%
Hull Street CLO Ltd.	Feingold O'Keeffe Capital	$ 300,000	0.0%
ICG US CLO 2016-1, Ltd.	ICG Debt Advisors	$ 3,171,433	0.5%
Ivy Hill Middle Market Credit VII, Ltd.	Ares Management	$ 2,968,321	0.4%
Jamestown CLO IV, Ltd.	Investcorp Credit Management	$ 360,132	0.1%
Jamestown CLO VII, Ltd.	Investcorp Credit Management	$ 3,478,125	0.5%
Longfellow Place CLO, Ltd.	NewStar Financial	$ 1,910,837	0.3%
Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)	Credit Suisse First Boston	$ 19,467,000	2.9%
Madison Park Funding XIII, Ltd.	Credit Suisse	$ 11,000,000	1.7%
Madison Park Funding XV, Ltd.	Credit Suisse First Boston	$ 3,010,000	0.5%
Madison Park Funding XXII, Ltd.	Credit Suisse First Boston	$ 9,750,000	1.5%
Madison Park Funding XXIV, Ltd.	Credit Suisse First Boston	$ 2,034,188	0.3%
Madison Park Funding XXIX, Ltd.	Credit Suisse First Boston	$ 12,920,000	2.0%
Madison Park Funding XXV, Ltd.	Credit Suisse First Boston	$ 819,000	0.1%
Madison Park Funding XXX, Ltd.	Credit Suisse First Boston	$ 13,640,169	2.1%
Madison Park Funding XXXII, Ltd.	Credit Suisse First Boston	$ 8,942,500	1.4%
Marble Point CLO XI Ltd.	Marble Point	$ 4,160,000	0.6%

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 12/31/19.
3. Certain percentages may not tie out to financial statements due to rounding.

Investment Portfolio Composition – CLO Equity[1] (Continued)

Company	Manager	Fair Value	% of Total[2,3]
Midocean Credit CLO III	MidOcean Credit Fund Management	$ 3,996,000	0.6%
Midocean Credit CLO VI	MidOcean Credit Fund Management	$ 15,147,000	2.3%
Mountain Hawk II CLO, Ltd.	Western Asset Management	$ 64,175	0.0%
Mountain View CLO 2014-1 Ltd.	Seix Advisors	$ 578,400	0.1%
Mountain View CLO 2017-2 Ltd.	Seix Advisors	$ 924,000	0.1%
Nassau 2017-II Ltd.	Nassau Corporate Credit	$ 15,128,000	2.3%
NorthWoods Capital XIV-B, Ltd.	Angelo, Gordon & Co	$ 3,097,500	0.5%
Ocean Trails CLO VI	Five Arrows Managers	$ 2,191,081	0.3%
Octagon Investment Partners 33, Ltd.	Octagon Credit Investors	$ 7,300,000	1.1%
Octagon Investment Partners 38, Ltd.	Octagon Credit Investors	$ 3,500,000	0.5%
Octagon Investment Partners 39, Ltd.	Octagon Credit Investors	$ 6,438,000	1.0%
Octagon Investment Partners 40, Ltd.	Octagon Credit Investors	$ 35,910,000	5.4%
Octagon Investment Partners XXII, Ltd.	Octagon Credit Investors	$ 2,721,000	0.4%
Octagon Loan Funding, Ltd.	Octagon Credit Investors	$ 887,263	0.1%
OFSI BSL IX, Ltd.	Orchard First Source Asset Management	$ 8,265,600	1.3%
OFSI BSL VIII, Ltd.	Orchard First Source Asset Management	$ 4,675,000	0.7%
OFSI Fund VII, Ltd.	Orchard First Source Asset Management	$ 5,479,600	0.8%
OHA Loan Funding 2012-1, Ltd.	Oak Hill Advisors	$ 606,800	0.1%
OZLM Funding III, Ltd.	Och-Ziff Loan Management	$ 4,920,000	0.7%
OZLM VIII, Ltd.	Och-Ziff Loan Management	$ 2,300,000	0.3%
OZLM XIII, Ltd.	Och-Ziff Loan Management	$ 6,670,000	1.0%
OZLM XIV, Ltd.	Och-Ziff Loan Management	$ 16,854,033	2.6%
Park Avenue Institutional Advisers CLO Ltd 2018-1	Park Avenue Institutional Advisers	$ 4,620,000	0.7%
Regatta III Funding Ltd.	Napier Park Global Capital	$ 22,500	0.0%
Seneca Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 540,000	0.1%
Shackleton 2013-IV-R CLO, Ltd.	Alcentra	$ 4,870,013	0.7%
Shackleton 2014-V-R CLO, Ltd.	Alcentra	$ 7,750,000	1.2%
Shackleton 2015-VII CLO, Ltd.	Alcentra	$ 4,563,511	0.7%
Shackleton 2017-X CLO, Ltd.	Alcentra	$ 10,215,200	1.5%
Sound Point CLO VI-R, Ltd.	Sound Point Capital Management	$ 5,700,525	0.9%
Sound Point CLO XXII, Ltd.	Sound Point Capital Management	$ 3,172,000	0.5%
Telos CLO 2013-3, Ltd.	Telos Asset Management	$ 2,006,509	0.3%
Telos CLO 2013-4, Ltd.	Telos Asset Management	$ 3,110,420	0.5%
Telos CLO 2014-6, Ltd.	Telos Asset Management	$ 3,617,548	0.5%
Thacher Park CLO, Ltd.	GSO/Blackstone Debt Funds Management	$ 945,000	0.1%
THL Credit Wind River 2015-1 CLO Ltd.	THL Credit Advisors	$ 624,000	0.1%
THL Credit Wind River 2017-1 CLO Ltd.	THL Credit Advisors	$ 6,000,000	0.9%
THL Credit Wind River 2017-4 CLO Ltd.	THL Credit Advisors	$ 8,504,666	1.3%
Tralee CLO II, Ltd.	Par-Four Investment Management	$ 1,008,000	0.2%
Tralee CLO IV, Ltd.	Par-Four Investment Management	$ 7,033,100	1.1%
Trinitas CLO VII, Ltd.	Triumph Capital Advisors	$ 1,120,000	0.2%
Trinitas CLO VIII, Ltd.	Triumph Capital Advisors	$ 562,500	0.1%
Venture 32 CLO, Limited	MJX Asset Management	$ 2,555,000	0.4%
Venture 37 CLO, Limited	MJX Asset Management	$ 7,200,000	1.1%
Venture XIV CLO, Limited	MJX Asset Management	$ 1,665,000	0.3%
Venture XV CLO, Limited	MJX Asset Management	$ 2,646,035	0.4%
Venture XVII CLO, Limited	MJX Asset Management	$ 4,152,301	0.6%
Venture XX CLO, Limited	MJX Asset Management	$ 1,860,000	0.3%
Venture XXI CLO, Limited	MJX Asset Management	$ 9,000,000	1.4%
Vibrant CLO III, Ltd.	DFG Investment Advisers	$ 2,500,000	0.4%
Wellfleet 2016-2 CLO, Ltd.	Wellfleet Credit Partners	$ 5,300,000	0.8%
West CLO 2014-1, Ltd.	Allianz Global Investors	$ 7,290,000	1.1%
Zais CLO 8, Limited	ZAIS Group	$ 1,500,000	0.2%
Zais CLO 9, Limited	ZAIS Group	$ 5,350,000	0.8%
Other CLO equity related investments		$ 1,905,415	0.3%
Total Collateralized Loan Obligation - Equity Investments		**$ 614,221,268**	**93.0%**

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 12/31/19.
3. Certain percentages may not tie out to financial statements due to rounding.

Reconciliation of Core Net Investment Income

We provide information relating to core net investment income ("Core NII") (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP net investment income ("GAAP NII"), but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for additional applicable cash distributions received, or entitled to be received (if any, in either case), on our CLO equity investments. Our management team uses this information in its internal analysis of results and believes that this information may be informative in gauging the quality of our financial performance, identifying trends in our results and providing meaningful period-to-period comparisons.

Income from investments in the "equity" class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method – this is based on an effective yield to the expected redemption utilizing estimated cash flows at current cost. The result is an effective yield for the investment in which the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation is adjusted from the cost. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as "CLO equity adjustments").

Furthermore, in order for the Company to continue qualifying as a regulated investment company for tax purposes, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. We emphasize that our taxable income may materially differ from our GAAP NII and/or our Core NII, and that neither GAAP NII nor Core NII should be relied upon as indicators of our taxable income.

	For the three months ended									
	12/31/2019		9/30/2019		6/30/2019		3/31/2019		12/31/2018	
($ in millions, except per share) [1]	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share
GAAP Net investment income	$ 20.0	$ 0.316	$ 16.7	$ 0.312	$ 15.8	$ 0.349	$ 13.5	$ 0.343	$ 12.3	$ 0.330
CLO equity adjustments	19.1	$ 0.302	7.5	$ 0.140	3.9	$ 0.085	7.3	$ 0.183	5.4	$ 0.144
Core net investment income	$ 39.1	$ 0.619	$ 24.2	$ 0.452	$ 19.7	$ 0.434	$ 20.8	$ 0.526	$ 17.7	$ 0.474

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.

OXLC

Corporate Information

Board of Directors
Mark J. Ashenfelter - Chairman
John Reardon
David S. Shin
Jonathan H. Cohen
Saul B. Rosenthal

Corporate Offices
8 Sound Shore Drive
Suite 255
Greenwich, CT 06830

Corporate Website
www.oxfordlanecapital.com

Fiscal Year End
March 31

Independent Audit Firm
PricewaterhouseCoopers LLP

Corporate Counsel
Eversheds Sutherland (US) LLP

Transfer Agent
Computershare Trust Company, N.A
Tel: 1-877-498-8861
www.computershare.com

Securities Listing and Equity Indices
Common Stock:
"OXLC" - NasdaqGS
Preferred Stock:
"OXLCO" - NasdaqGS
"OXLCM" - NasdaqGS

Executive Corporate Officers

Jonathan H. Cohen	Board Member and Chief Executive Officer
Saul B. Rosenthal	Board Member and President
Bruce L. Rubin	Chief Financial Officer
Jerry Cummins	Chief Compliance Officer

Investor Relations
Bruce L. Rubin
Oxford Lane Capital Corp.
Tel: (203) 983-5280
ir.oxfordlanecapital.com